Particulars of the subsidiaries (Details)																						12 Months Ended
	Sep. 24, 2021	Sep. 23, 2021	Sep. 13, 2021	Sep. 12, 2021	Dec. 09, 2020	Dec. 08, 2020	Dec. 07, 2020	Dec. 06, 2020	Mar. 25, 2020	Mar. 24, 2020	Dec. 10, 2019	Dec. 09, 2019	Jun. 24, 2019	Jun. 23, 2019	Jun. 12, 2019	Jun. 11, 2019	Jun. 01, 2019	May 31, 2019	May 28, 2019	May 27, 2019	Jun. 24, 2018	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2021 HKD ($) shares	Dec. 31, 2021 SGD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 HKD ($) shares	Dec. 31, 2020 SGD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares
PRC subsidiaries
Registered capital/ issued share capital																						¥ 469,000	¥ 469,000
Dragon Jade Holdings Limited
PRC subsidiaries
Number of shares issued | shares																						1	1	1	1	1	1	1	1
Proportion of equity interest held (as a percent)																						100.00%	100.00%
Stargaze Wealth Limited
PRC subsidiaries
Number of shares issued | shares																						50,000	50,000	50,000	50,000	50,000	50,000	50,000	50,000
Proportion of equity interest held (as a percent)																						100.00%	100.00%
Peng Oi Investment (Hong Kong) Holdings Limited
PRC subsidiaries
Number of shares issued | shares																						10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000
Proportion of equity interest held (as a percent)																						100.00%	100.00%
Peng Yida Business Consulting (Shenzhen) Co.,Ltd
PRC subsidiaries
Registered capital/ issued share capital | $																								$ 500,000,000			$ 500,000,000
Proportion of equity interest held (as a percent)																						100.00%	100.00%
Shenzhen Pengai Hospital Investment Management Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital																						¥ 115,000,000	¥ 115,000,000
Proportion of equity interest held (as a percent)																						100.00%	100.00%
Shenzhen Pengcheng General Hospital Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital																						¥ 36,000,000	¥ 36,000,000
Proportion of equity interest held (as a percent)																						100.00%	100.00%
Shenzhen Pengai Aesthetic Medical Hospital Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital																						¥ 130,000,000	¥ 130,000,000
Proportion of equity interest held (as a percent)																						100.00%	100.00%
Shenzhen Pengai Beauty Promise Cosmetic Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital																						¥ 100,000	¥ 100,000
Proportion of equity interest held (as a percent)																						100.00%	100.00%
Nanchang Pengai
PRC subsidiaries
Registered capital/ issued share capital																						¥ 5,000,000	¥ 5,000,000
Proportion of equity interest held (as a percent)																	51.00%						51.00%
Haikou Pengai
PRC subsidiaries
Registered capital/ issued share capital																						¥ 3,000,000	¥ 3,000,000
Proportion of equity interest held (as a percent)																						87.00%	87.00%
Huizhou Pengai
PRC subsidiaries
Registered capital/ issued share capital																						¥ 6,000,000	¥ 6,000,000
Proportion of equity interest held (as a percent)			67.50%	65.50%																		67.50%	67.50%
Jinan Pengai Cosmetic Surgery Hospital Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital																						¥ 5,210,000	¥ 5,210,000
Proportion of equity interest held (as a percent)																						95.00%	95.00%
Yantai Pengai Jiayan
PRC subsidiaries
Proportion of equity interest held (as a percent)					68.00%	80.00%
Shenzhen Pengai Culture Broadcast Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital																						¥ 1,000,000	¥ 1,000,000
Proportion of equity interest held (as a percent)																						100.00%	100.00%
Changsha Pengai
PRC subsidiaries
Registered capital/ issued share capital																						¥ 500,000	¥ 500,000
Proportion of equity interest held (as a percent)	3.00%	15.00%									89.00%	79.00%						70.00%				77.00%	89.00%
Shanghai Pengai
PRC subsidiaries
Registered capital/ issued share capital																						¥ 3,000,000	¥ 3,000,000
Proportion of equity interest held (as a percent)									85.00%	80.00%												80.00%	80.00%
Newa Medical Aesthetics Limited
PRC subsidiaries
Number of shares issued | shares																						1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Proportion of equity interest held (as a percent)																						100.00%	100.00%
Chongqing Pengai
PRC subsidiaries
Registered capital/ issued share capital																						¥ 25,000,000	¥ 25,000,000
Proportion of equity interest held (as a percent)																			100.00%	95.00%			100.00%
Guangzhou Pengai
PRC subsidiaries
Registered capital/ issued share capital																						¥ 18,800,000	¥ 18,800,000
Proportion of equity interest held (as a percent)							76.00%	96.00%					91.00%	96.00%						96.00%	96.00%	76.00%	76.00%
Pengai Xiuqi
PRC subsidiaries
Registered capital/ issued share capital																						¥ 12,000,000	¥ 12,000,000
Proportion of equity interest held (as a percent)																						89.00%	89.00%
Chengdu Yueji
PRC subsidiaries
Registered capital/ issued share capital																						¥ 3,000,000	¥ 3,000,000
Proportion of equity interest held (as a percent)																							70.00%
Hangzhou Pengai
PRC subsidiaries
Registered capital/ issued share capital																						¥ 6,000,000	¥ 6,000,000
Proportion of equity interest held (as a percent)															100.00%	80.00%						100.00%	80.00%
Xi'an New Pengai Yueji Aesthetic Medical Clinic Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital																						¥ 4,000,000	¥ 4,000,000
Proportion of equity interest held (as a percent)																							70.00%
Shanghai Jiahong Aesthetic Medical Clinic Co., Ltd
PRC subsidiaries
Registered capital/ issued share capital																						¥ 5,000,000	¥ 5,000,000
Proportion of equity interest held (as a percent)																						64.00%	68.00%
Jiangsu Liangyan Hospital Management Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital																						¥ 10,000,000	¥ 10,000,000
Proportion of equity interest held (as a percent)																							80.00%
Yunnam Liangyan Aesthetic Medical Clinic Co., Ltd
PRC subsidiaries
Registered capital/ issued share capital																						10,000,000	¥ 10,000,000
Proportion of equity interest held (as a percent)																							41.60%
Kunming Liangyan Aesthetic Medical Clinic Co., Ltd
PRC subsidiaries
Registered capital/ issued share capital																						8,000,000	¥ 8,000,000
Proportion of equity interest held (as a percent)																							39.50%
Kunming Liangyan Hospital Management Co., Ltd
PRC subsidiaries
Registered capital/ issued share capital																						¥ 2,000,000	¥ 2,000,000
Proportion of equity interest held (as a percent)																							80.00%
Aesthetic Medical International Holdings (Singapore) Pte. Ltd.
PRC subsidiaries
Registered capital/ issued share capital | $																									$ 10			$ 10
Proportion of equity interest held (as a percent)																						100.00%	100.00%
Shanghai Pengai Pengai Medical Technology Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital																						¥ 500,000	¥ 500,000
Proportion of equity interest held (as a percent)																						100.00%	100.00%
Shanghai Qiyue Medical Techonology Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital																						¥ 20,000,000	¥ 20,000,000
Proportion of equity interest held (as a percent)																						51.00%	51.00%
Guangzhou Pengai Xiuqi Aesthetic Medical Clinic
PRC subsidiaries
Registered capital/ issued share capital																						¥ 1,000,000	¥ 1,000,000
Proportion of equity interest held (as a percent)																						55.50%
Beijing AomeiYixin Investment ConsultantCo., Ltd.
PRC subsidiaries
Registered capital/ issued share capital																						¥ 500,000	500,000
Proportion of equity interest held (as a percent)																						95.00%
Beijing Haiyue Xingguang Aesthetic Medical Clinic
PRC subsidiaries
Proportion of equity interest held (as a percent)																						95.00%
Nanchang Pengai Xiuqi Aesthetic Medical Hospital Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital																						¥ 500,000	500,000
Proportion of equity interest held (as a percent)																						100.00%
Yantai Pengai Cosmetic Surgery Hospital Co., Ltd
PRC subsidiaries
Registered capital/ issued share capital																						¥ 10,000,000	¥ 10,000,000
Proportion of equity interest held (as a percent)																						89.00%	89.00%
Shengli Aesthetic Technology Investment ,Hong Kong Company Limited
PRC subsidiaries
Number of shares issued | shares																						10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000
Proportion of equity interest held (as a percent)																						100.00%	100.00%
Aih Investment Management Corp
PRC subsidiaries
Par value (in dollars per share) | $ / shares																										$ 0.01			$ 0.01
Registered capital/ issued share capital | $																										$ 1,000,000			$ 1,000,000
Proportion of equity interest held (as a percent)																						100.00%	100.00%
Shenzhen Pengai Yuexin Aesthetic Medical Hospital
PRC subsidiaries
Registered capital/ issued share capital																						¥ 3,000,000	¥ 3,000,000
Proportion of equity interest held (as a percent)																							60.00%
Shenzhen Pengai Yueji Aesthetic Medical Hospital
PRC subsidiaries
Registered capital/ issued share capital | $																										8,000,000			8,000,000
Proportion of equity interest held (as a percent)																							60.00%
Ninghai Pengai Aesthetic Medical Clinic Co.,Ltd.
PRC subsidiaries
Registered capital/ issued share capital | $																										$ 3,000,000			$ 3,000,000
Proportion of equity interest held (as a percent)																							51.00%